Income Taxes (Detail Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Operating loss carryforwards	$ 8.8
Operating loss expire description	Expire from 2027 through 2034 that are available to offset future taxable income.
Effective rate of tax expected	34.00%